SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Narrative) (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred convertible bond/notes issuance costs
Amortization of deferred convertible notes issuance costs and premium	$ 764,527	$ 933,152	$ 784,456
Revenue recognition [Line Items]
Sales of project assets	1,270,558,771	$ 1,552,893,052	1,518,411,235
Deferred project revenue
Deferred project revenue	32,376,386
Cost of revenues
Shipping and handling costs	$ 34,734,098	$ 55,474,721	36,678,733
Warranty expenses
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery	25 years
Minimum period of warranties for solar modules against defects in materials and workmanship	5 years
Maximum period of warranties for solar modules against defects in materials and workmanship	10 years
Warranty accrual rate as a percentage of PV module revenues	1.00%
Product warranty expense	$ 3,249,623
Government grants
Government grants recorded in other operating income	$ 3,815,650	4,618,498	4,297,693
Government grants received, related to property, plant and equipment and land use right		12,037,938	16,819,424
Deferred government grants	$ 23,241,899	25,347,152
Amortization of government grant received, related to property, plant and equipment	$ 829,668	1,455,103	$ 988,312
Deferred grants related to property, plant and equipment		$ 27,843,170
Solar power projects [Member]
Revenue recognition [Line Items]
Sales of project assets	$ 110,737,934